Intangible Assets	3 Months Ended
Sep. 30, 2023
Intangible Assets [Abstract]
Intangible Assets

Note 6. Intangible Assets

	2023	2022
As of June 30,
Cost	8,613,615	4,598,930
Accumulated Amortization	(94,517)	-
Net book amount	$8,519,098	$4,598,930

Three months period ended September 30
Opening net book amount	8,519,098	4,598,930
Effect of changes in foreign exchange rates	(48,421)	-
Amortization (i)	(139,992)	-
Closing net book amount	$8,330,685	$4,598,930

As of September 30,
Cost	8,565,194	4,598,930
Accumulated Amortization	(234,509)	-
Net book amount	$8,330,685	$4,598,930

(i)	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 17 and 18).